Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Revenues:
Transportation	$ 129,162	$ 112,120	$ 103,476
Mining royalty land	5,349	5,302	4,483
Developed property rentals	25,629	22,352	19,555
Total revenues	160,140	139,774	127,514
Cost of operations:
Transportation	122,856	102,766	96,000
Mining royalty land	1,368	1,294	1,252
Developed property rentals	16,534	14,019	15,070
Unallocated corporate	1,614	1,261	1,091
Total cost of operations	142,372	119,340	113,413
Operating profit:
Transportation	6,306	9,354	7,476
Mining royalty land	3,981	4,008	3,231
Developed property rentals	9,095	8,333	4,485
Unallocated corporate	(1,614)	(1,261)	(1,091)
Total operating profit	17,768	20,434	14,101
Gain on termination of sale contract	0	0	1,039
Gain on investment land sold	476	7,333	0
Interest income and other	30	38	26
Equity in loss of joint ventures	(128)	(63)	(8)
Interest expense	(1,475)	(2,520)	(2,638)
Income before income taxes	16,671	25,222	12,520
Provision for income taxes	6,652	9,837	4,809
Income from continuing operations	10,019	15,385	7,711
Gain from discontinued operations, net	0	0	97
Net income	$ 10,019	$ 15,385	$ 7,808
Basic earnings per common share
Continuing operations	$ 1.04	$ 1.62	$ 0.82
Discontinued operations	$ 0.00	$ 0.00	$ 0.01
Net income	$ 1.04	$ 1.62	$ 0.83
Diluted earnings per common share
Continuing operations	$ 1.03	$ 1.60	$ 0.81
Discontinued operations	$ 0.00	$ 0.00	$ 0.01
Net income	$ 1.03	$ 1.60	$ 0.82
Number of weighted average shares (in thousands) used in computing:
-basic earnings per common share	9,629	9,523	9,360
-diluted earnings per common share	9,710	9,605	9,474